Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of classes of share capital [line items]
Balance at End of Period	674,361,486	674,361,486		648,136,472
Balance at End of Period	$ 66,994	$ 66,994	$ 65,592	$ 57,523	$ 57,696
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	20,000,000	20,000,000		20,000,000
Balance at End of Period	$ 500	$ 500		$ 500
Convertible into	Class B - Series 28
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000	16,000,000		16,000,000
Balance at End of Period	$ 400	$ 400		$ 400
Convertible into	Class B - Series 30
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	12,000,000	12,000,000		12,000,000
Balance at End of Period	$ 300	$ 300		$ 300
Convertible into	Class B - Series 32
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	8,000,000	8,000,000		8,000,000
Balance at End of Period	$ 200	$ 200		$ 200
Convertible into	Class B - Series 34
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				24,000,000
Balance at End of Period				$ 600
Convertible into	Class B - Series 39
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				20,000,000
Balance at End of Period				$ 500
Convertible into	Class B - Series 41
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000	16,000,000		16,000,000
Balance at End of Period	$ 400	$ 400		$ 400
Convertible into	Class B - Series 43
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000	16,000,000		16,000,000
Balance at End of Period	$ 400	$ 400		$ 400
Convertible into	Class B - Series 45
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	14,000,000	14,000,000		14,000,000
Balance at End of Period	$ 350	$ 350		$ 350
Convertible into	Class B - Series 47
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	500,000	500,000
Balance at End of Period	$ 500	$ 500
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	3,050	3,050		3,650
Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	2,658	2,658		1,908
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	17,392	17,392	17,038	13,599	13,609	$ 13,536	$ 13,430
Preferred Shares and Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	5,708	5,708	$ 5,708	5,558	$ 5,848	$ 5,848	$ 6,598
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	658	$ 658		658
4.8% Additional Tier 1 Capital Notes (NVCC) [member] | Preferred Shares and Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Convertible into		Common shares
4.3% Limited Recourse Capital Notes Series 1 [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,250	$ 1,250		$ 1,250
4.3% Limited Recourse Capital Notes Series 1 [Member] | Preferred Shares and Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Convertible into		Common shares
5.625% Limited Recourse Capital Notes, Series 2 [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 750	$ 750
5.625% Limited Recourse Capital Notes, Series 2 [Member] | Preferred Shares and Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Convertible into		Common shares